INCOME TAX PROVISION Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Net deferred liabilities	$ 27,854	$ 4,167
Net operating loss	19,526	9,738
Tax credits	1,676	$ 1,514
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,700
Deferred Tax Assets, Valuation Allowance	33,249
Federal
Operating Loss Carryforwards [Line Items]
Operating loss	45,600
Tax credits	2,000
Unrealized Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	400
State
Operating Loss Carryforwards [Line Items]
Operating loss	65,800
Tax credits	100
Unrealized Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	100
Sensage
Operating Loss Carryforwards [Line Items]
Operating loss	$ 18,500